UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23089

IDX Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell

Strauss Troy Co., LPA

Federal Reserve Building

150 E. 4th Street, 4th Floor

Cincinnati, OH 45202-4018

Registrant’s telephone number, including area code: 888-553-4233

Date of fiscal year end: 06/30/2022

Date of reporting period: 12/31/2021

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the F/m Investments Large Cap Focused Fund (formerly, the Cognios Large Cap Growth Fund), a series of the IDX Funds, (formerly, M3Sixty Funds Trust), for the period ended December 31, 2021 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

F/m Investments Large Cap Focused Fund

Investor Class Shares (Ticker Symbol: IAFMX)

Institutional Class Shares (Ticker Symbol: IAFLX)

A series of the

IDX Funds

SEMI-ANNUAL REPORT

December 31, 2021

Investment Adviser:

F/M Investments LLC

3050 K Street, NW

Suite W-201

Washington, DC 20007

As permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will not be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.fm-invest.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you. You may also elect to receive all future reports in paper free of charge.

F/m Investments Funds	SEMI-ANNUAL REPORT

Portfolio Update

December 31, 2021 (Unaudited)

Performance (as of December 31, 2021)	One Year	Five Years	Since Inception (a)
F/m Investments Large Cap Focused Fund Investor Class Shares	25.91%	24.22%	23.44%
F/m Investments Large Cap Focused Fund Institutional Class Shares	26.28%	24.52%	23.74%
S&P 500® Total Return Index (b)	28.71%	18.45%	18.45%
S&P 500® Growth Total Return Index (c)	32.01%	24.08%	23.03%

(a)  The F/m Investments Large Cap Focused Fund (the “Focused Fund” or the “Fund”) commenced operations on October 3, 2016.

(b) The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

(c) The S&P 500® Growth Total Return Index is a market capitalization weighted index made up of only the growth stocks that are part of the S&P 500® Total Return Index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 888-553-4233.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500® Total Return Index and the S&P 500® Growth Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the F/m Investments Large Cap Focused Fund, which will generally not invest in all the securities comprising each index.

Total Fund operating expense ratios as stated in the current Fund prospectus dated January 18, 2022 for the Focused Fund were as follows:
F/m Investments Large Cap Focused Fund Investor Class Shares, gross of fee waivers or expense reimbursements	1.38%
F/m Investments Large Cap Focused Fund Investor Class Shares, after fee waivers or expense reimbursements	1.16%
F/m Investments Large Cap Focused Fund Institutional Class Shares, gross of fee waivers or expense reimbursements	1.04%
F/m Investments Large Cap Focused Fund Institutional Class Shares, after fee waivers or expense reimbursements	0.91%

F/m Investments LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive its fees and reimburse expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.90% through at least January 18, 2024. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three years following the date when the waiver or reimbursement occurred, if the Fund is able to make the payment without exceeding the expense limitation in place at the time of the waiver or reimbursement. Only the Board of Trustees can terminate the contractual agreement before the expiration date. Total Gross Operating Expenses (Annualized) during the six month period ended December 31, 2021 were 1.33% and 1.08% for the Focused Fund’s Investor Class shares and Institutional Class shares, respectively. Please see the Disclosure of Fund Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for expense related disclosures during the six month period ended December 31, 2021.

F/m Investments Funds	SEMI-ANNUAL REPORT

Portfolio Update (continued)

December 31, 2021 (Unaudited)

The Focused Fund’s principal investment objective is long-term growth of capital. The Focused Fund seeks to achieve its investment objective by purchasing equity securities that the Adviser believes are likely to appreciate. It generally seeks to purchase equity securities of large capitalization U.S. companies, and may purchase American Depositary Receipts (“ADR’s”) of international companies trading on U.S. exchanges, that exhibit accelerating growth in earnings and revenue. The Fund may invest across different industries and sectors. The Fund will invest at least 80% of its net assets in securities that have a market capitalization at the time of investment comparable to securities held in the S&P 500® Total Return Index.

Sector Allocation of Portfolio Holdings (% of Net Assets)*
Communications	13.13%
Consumer, Cyclical	11.96%
Consumer, Non-Cyclical	9.51%
Energy	2.00%
Financials	1.92%
Industrials	2.45%
Technology	54.64%
Cash, Cash Equivalents, & Net Liabilities	4.39%
TOTAL	100.00%

Top Ten Portfolio Holdings (% of Net Assets)*
Apple, Inc.	11.90%
Microsoft Corp.	9.45%
Amazon.com, Inc.	5.68%
Alphabet, Inc. – Class A	5.18%
Advanced Micro Devices, Inc.	4.41%
NVIDIA Corp.	4.39%
Ford Motor Co.	4.05%
Datadog, Inc. – Class A	3.71%
Micron Technology, Inc.	3.24%
QUALCOMM, Inc.	3.22%

* The percentages in the above tables are based on the portfolio holdings of the Focused Fund as of December 31, 2021 and are subject to change. For a detailed break-out of holdings by sector, please refer to the Schedule of Investments.

F/m Investments Funds	SEMI-ANNUAL REPORT

Disclosure of Fund Expenses - (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

 Expenses and Value of a $1,000 Investment for the Period from 07/01/21 through 12/31/21

Focused Fund:	Beginning Account Value (07/01/2021)	Annualized Expense Ratio for the Period	Ending Account Value (12/31/2021)	Expenses Paid During Period
Actual Fund Return (in parentheses)
Investor Class Shares (+10.39%)	$1,000.00	1.15%	$1,103.90	$6.10	(a)
Institutional Class Shares (+10.58%)	$1,000.00	0.90%	$1,105.80	$4.78	(a)
Hypothetical 5% Fund Return
Investor Class Shares	$1,000.00	1.15%	$1,019.10	$5.85	(a)
Institutional Class Shares	$1,000.00	0.90%	$1,020.70	$4.58	(a)

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on the Fund’s expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 888-553-4233. Please read it carefully before you invest or send money.

F/m Investments Funds

F/m Investments Large Cap Focused Fund	SEMI-ANNUAL REPORT

Schedule of Investments

December 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCK - 95.61%

Communications - 13.13%
Alphabet, Inc. - Class A (a)	1,635	$4,736,660
Amazon.com, Inc. (a)	1,557	5,191,567
Okta, Inc. (a)	9,291	2,082,763
		12,010,990
Consumer, Cyclical - 11.96%
Ford Motor Co. (a)	178,291	3,703,104
Lululemon Athletica, Inc. - Canada (a)	4,475	1,751,739
Southwest Airlines Co. (a)	35,046	1,501,371
Ulta Beauty, Inc. (a)	5,170	2,131,798
Walmart, Inc.	12,801	1,852,177
		10,940,189
Consumer, Non-Cyclical - 9.51%
AmerisourceBergen Corp.	7,318	972,489
McKesson Corp.	4,336	1,077,799
Molina Healthcare, Inc. (a)	6,187	1,967,961
Pfizer, Inc.	47,187	2,786,392
Vertex Pharmaceuticals, Inc. (a)	8,629	1,894,928
		8,699,569
Energy - 2.00%
SolarEdge Technologies, Inc. - Israel (a)	6,515	1,827,914

Financials - 1.92%
Hartford Financial Services Group, Inc.	25,352	1,750,302

Industrials - 2.45%
Carlisle Cos, Inc.	9,021	2,238,291

Technology - 54.64%
Advanced Micro Devices, Inc. (a)	28,021	4,032,222
Apple, Inc.	61,275	10,880,602
Datadog, Inc. - Class A (a)	19,063	3,395,311
Lattice Semiconductor Corp.	22,953	1,768,758
Microchip Technology, Inc.	22,084	1,922,633
Micron Technology, Inc.	31,830	2,964,965
Microsoft Corp.	25,698	8,642,751
MongoDB, Inc.	3,571	1,890,309
NVIDIA Corp.	13,635	4,010,190
NXP Semiconductors NV - Netherlands	8,356	1,903,330
QUALCOMM, Inc.	16,082	2,940,915
SS&C Technologies Holdings, Inc.	23,857	1,955,797
Western Digital Corp.	24,024	1,566,605
Wolfspeed, Inc. (a)	18,765	2,097,364
		49,971,752

TOTAL COMMON STOCK (Cost $68,885,893)		87,439,007

SHORT-TERM INVESTMENTS - 3.47%
Goldman Sachs Financial Square Government Fund - Institutional Class, 0.03% (b)	3,175,610	3,175,610

TOTAL SHORT-TERM INVESTMENTS (Cost $3,175,610)		3,175,610

TOTAL INVESTMENTS (Cost $72,061,503) - 99.08%		$90,614,617
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - 0.92%		837,511
NET ASSETS - 100%		$91,452,128

Percentages are stated as a percent of net assets.

(a) Non-income producing security

(b) Rate shown represents the 7-day effective yield at December 31, 2021, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

NV - Naamloze Vennootschap (Dutch: Limited Liability Company)

The accompanying notes are an integral part of these financial statements.

F/m Investments Funds

Statement of Assets and Liabilities

December 31, 2021 (Unaudited)	SEMI-ANNUAL REPORT

F/m Investments Large Cap Focused Fund
Assets:
Total Investments, at cost	$72,061,503
Investments, at value	$90,614,617
Receivables:
Interest	31
Dividends	18,977
Investments sold	855,722
Prepaid expenses	14,264
Total assets	91,503,611

Liabilities:

Payables:
Due to adviser	25,343
Accrued distribution (12b-1) fees	3,322
Due to administrator	12,478
Accrued expenses	10,340
Total liabilities	51,483
Net Assets	$91,452,128

Sources of Net Assets:
Paid-in capital	$69,270,674
Total distributable earnings	22,181,454
Total Net Assets	$91,452,128

Investor Class Shares:
Net assets	$13,866,211

Shares Outstanding ($0 par value, unlimited shares of beneficial interest authorized)	786,013
Net Asset Value, Offering and Redemption Price Per Share	$17.64

Institutional Class Shares:
Net assets	$77,585,917

Shares Outstanding ($0 par value, unlimited shares of beneficial interest authorized)	4,351,857
Net Asset Value, Offering and Redemption Price Per Share	$17.83

The accompanying notes are an integral part of these financial statements.

F/m Investments Funds

Statement of Operations

December 31, 2021 (Unaudited)	SEMI-ANNUAL REPORT

F/m Investments
Large Cap
Focused Fund

For the
Six Month Period Ended
December 31, 2021
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $1,384)	$290,953
Interest	382
Total investment income	291,335

Expenses:
Advisory fees (Note 5)	322,101
Distribution (12b-1) fees - Investor Class (Note 5)	17,287
Accounting and transfer agent fees and expenses (Note 5)	103,893
Miscellaneous	12,733
Compliance officer fees (Note 5)	9,234
Reports to shareholders	9,026
Audit fees	8,983
Legal fees	8,543
Trustee fees and expenses	7,894
Insurance	5,392
Custodian fees	4,512
Pricing fees	2,506
Registration and filing fees	2,436
Total expenses	514,540

Less: fees waived by Adviser	(83,122)
Net expenses	431,418

Net investment loss	(140,083)

Realized and unrealized gain:
Net realized gain on:
Investments	8,482,239
Net realized gain on investments	8,482,239

Net change in unrealized appreciation on:
Investments	975,137
Net change in unrealized appreciation on investments	975,137

Net realized and unrealized gain on investments	9,457,376

Net increase in net assets resulting from operations	$9,317,293

The accompanying notes are an integral part of these financial statements.

F/m Investments Funds

Statements of Changes in Net Assets

December 31, 2021 (Unaudited)	SEMI-ANNUAL REPORT

	F/m Investments Large Cap Focused Fund

	For the	For the
	Six Month Period Ended	Year Ended
	December 31, 2021	June 30, 2021
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(140,083)	$(287,949)
Net realized gain on investments	8,482,239	19,707,398
Net change in unrealized appreciation on investments	975,137	4,242,677
Net increase in net assets resulting from operations	9,317,293	23,662,126

Distributions to shareholders from:
Total distributable earnings - Investor Class	(2,785,751)	(1,519,137)
Total distributable earnings - Institutional Class	(14,836,978)	(6,341,328)
Total distributions	(17,622,729)	(7,860,465)

Capital share transactions (Note 3):
Increase in net assets from capital share transactions	10,357,162	20,478,170

Increase in net assets	2,051,726	36,279,831

Net Assets:
Beginning of year/period	89,400,402	53,120,571

End of year/period	$91,452,128	$89,400,402

The accompanying notes are an integral part of these financial statements.

F/m Investments Funds

Financial Highlights

December 31, 2021 (Unaudited)	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total returns and ratios to average net assets and other supplemental data for the years/periods indicated.

	F/m Investments Large Cap Focused Fund

	Investor Class

	For the Six Month Period Ended December 31, 2021		For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Period Ended June 30, 2017 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$19.96		$15.90	$13.42	$12.98	$11.19	$10.00

Investment Operations:
Net investment income (loss)	(0.05)		(0.12)	(0.03)	0.05	0.03	0.02
Net realized and unrealized gain on investments	1.97		6.59	3.10	1.05	2.83	1.18
Total from investment operations	1.92		6.47	3.07	1.10	2.86	1.20

Distributions:
From net investment income	—		—	(0.05)	—	(0.04)	(0.01)
From net realized capital gains	(4.24)		(2.41)	(0.54)	(0.66)	(1.03)	—
Total distributions	(4.24)		(2.41)	(0.59)	(0.66)	(1.07)	(0.01)

Net Asset Value, End of Year/Period	$17.64		$19.96	$15.90	$13.42	$12.98	$11.19

Total Return (b)	10.39	%(c)	42.64%	23.56%	9.42%	26.50%	11.98	%(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$13,866		$13,643	$11,157	$9,788	$9,462	$10

Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed	1.33	%(d)	1.41%	1.50%	1.49%	1.76%	3.42	%(d)
After fees waived and expenses reimbursed	1.15	%(d)	1.15%	1.15%	1.15%	1.15%	1.15	%(d)

Ratio of net investment income (loss):
After fees waived and expenses reimbursed	(0.52	)%(d)	(0.63)%	(0.24)%	0.36%	0.04%	0.30	%(d)

Portfolio turnover rate	108	%(c)	195%	139%	230%	221%	286	%(c)

(a)	The F/m Investments Large Cap Focused Fund (formerly, the Cognios Large Cap Growth Fund) commenced operations on October 3, 2016.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Investor Class, assuming reinvestment of dividends, if any.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

F/m Investments Funds

Financial Highlights

December 31, 2021 (Unaudited)	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total returns and ratios to average net assets and other supplemental data for the years/periods indicated.

	F/m Investments Large Cap Focused Fund

	Institutional Class

	For the Six Month Period Ended December 31, 2021		For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Period Ended June 30, 2017 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$20.10		$15.96	$13.47	$13.02	$11.20	$10.00

Investment Operations:
Net investment income (loss)	(0.02)		(0.05)	— (b)	0.07	0.04	0.04
Net realized and unrealized gain on investments	1.99		6.60	3.11	1.06	2.86	1.17
Total from investment operations	1.97		6.55	3.11	1.13	2.90	1.21

Distributions:
From net investment income	—		—	(0.08)	(0.02)	(0.05)	(0.01)
From net realized capital gains	(4.24)		(2.41)	(0.54)	(0.66)	(1.03)	—
Total distributions	(4.24)		(2.41)	(0.62)	(0.68)	(1.08)	(0.01)

Net Asset Value, End of Year/Period	$17.83		$20.10	$15.96	$13.47	$13.02	$11.20

Total Return (c)	10.58	%(d)	43.00%	23.84%	9.64%	26.84%	12.14	%(d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$77,586		$75,757	$41,963	$35,795	$27,001	$4,948

Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed	1.08	%(e)	1.16%	1.25%	1.24%	1.51%	3.17	%(e)
After fees waived and expenses reimbursed	0.90	%(e)	0.90%	0.90%	0.90%	0.90%	0.90	%(e)

Ratio of net investment income (loss):
After fees waived and expenses reimbursed	(0.27	)%(e)	(0.38)%	0.01%	0.61%	0.29%	0.55	%(e)

Portfolio turnover rate	108	%(d)	195%	139%	230%	221%	286	%(d)

(a)	The F/m Investments Large Cap Focused Fund (formerly, the Cognios Large Cap Growth Fund) commenced operations on October 3, 2016.
(b)	Net investment income resulted in less than $0.005 per share.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Institutional Class, assuming reinvestment of dividends, if any.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

F/m Investments Funds	SEMI-ANNUAL REPORT

Notes to the Financial Statements

December 31, 2021 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The F/m Investments Large Cap Focused Fund (the “Focused Fund” or the “Fund”), is a series of IDX Funds (formerly, M3Sixty Funds Trust) (the “Trust”). The Trust was organized on May 29, 2015 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).

The Focused Fund’s investment objectives is long-term growth of capital. The Fund is a non-diversified Fund. As a non-diversified Fund, it may invest a significant portion of its assets in a small number of companies. The Fund’s investment adviser is F/m Investments, LLC (the “Adviser”).

The Fund has two classes of shares, Investor Class Shares and Institutional Class Shares. The Focused Fund’s Investor Class Shares and Institutional Class Shares commenced operations on October 3, 2016.

Income and realized/unrealized gains or losses are allocated to each class of the Fund on the basis of the net asset value of each class in relation to the net asset value of the Fund.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 946 applicable to investment companies.

a)             Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)             Federal Income Taxes – The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required. The Fund recognizes tax benefits of uncertain tax positions only where the position is more-likely-than-not to be sustained assuming examination by tax authorities.

Management has analyzed the Fund’s tax positions taken on all open tax years (tax years ended June 30, 2018, June 30, 2019, June 30, 2020 and June 30, 2021) and expected to be taken as of and during the six month period ended December 31, 2021, and has concluded that the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six month period ended December 31, 2021, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

c)             Cash and Cash Equivalents – Cash is held with a financial institution. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy.

d)             Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains. There were no reclassifications made during the six month period ended December 31, 2021.

e)             Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust may be allocated equally across all Funds of the Trust, or to the individual Funds based on each Fund’s relative net assets or another basis (as determined by the Board), whichever method is deemed appropriate as stated in the Trust’s expense allocation policy. Expenses incurred specific to a particular Fund are allocated entirely to that Fund.

f)             Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F/m Investments Funds	SEMI-ANNUAL REPORT

Notes to the Financial Statements

December 31, 2021 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g)             Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2.	INVESTMENT VALUATIONS

Processes and Structure

The Fund’s Board of Trustees (the “Board”) has adopted guidelines for valuing investments and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

F/m Investments Funds	SEMI-ANNUAL REPORT

Notes to the Financial Statements

December 31, 2021 (Unaudited)

2.	INVESTMENT VALUATIONS (continued)

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of December 31, 2021:

Categories (a)	Level 1	Level 2	Level 3	Total
Focused Fund: Assets:
Common Stock (b)	$87,439,007	$—	$—	$87,439,007
Short-Term Investment	3,175,610	—	—	3,175,610
Total Investments in Securities	$90,614,617	$—	$—	$90,614,617

(a)       As of and during the six month period ended December 31, 2021, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)       All common stock held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedule of Investments.

3.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock during the six month period ended December 31, 2021 for the Fund were as follows:

Focused Fund:	Sold	Redeemed	Reinvested	Net Increase
Investor Class Shares
Shares	20,468	(82,016)	163,868	102,320
Value	$407,671	$(1,531,069)	$2,785,751	$1,662,353
Institutional Class Shares
Shares	6,563	(286,082)	862,175	582,656
Value	$129,700	$(6,247,051)	$14,812,160	$8,694,809

Transactions in shares of capital stock during the year ended June 30, 2021 for the Fund were as follows:

Focused Fund:	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Investor Class Shares
Shares	38,854	(142,823)	85,827	(18,142)
Value	$691,017	$(2,622,996)	$1,519,138	$(412,841)
Institutional Class Shares
Shares	824,651	(40,500)	355,873	1,140,024
Value	$15,291,616	$(735,145)	$6,334,540	$20,891,011

F/m Investments Funds	SEMI-ANNUAL REPORT

Notes to the Financial Statements

December 31, 2021 (Unaudited)

4.	INVESTMENT TRANSACTIONS

For the six month period ended December 31, 2021 aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales (Long-Term)
Focused Fund	$91,965,940	$96,797,120

There were no government securities purchased or sold during the period.

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser receives a monthly management fee equal to an annual rate of the Fund’s net assets as follows:

Fund	Management Fee Rate	Management Fees Accrued
Focused Fund	0.70%	$322,101

The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive its fees and reimburse expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.90% through at least January 18, 2024. During the six month period ended December 31, 2021, the Adviser waived fees as follows:

Fund	Management Fees Waived
Focused Fund	$83,122

Subject to approval by the Fund’s Board of Trustees, any waiver or reimbursement under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the date of such waiver provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

At December 31, 2021, the cumulative unreimbursed amounts paid and/or waived by the Adviser on behalf of the Fund that may be recouped no later than the date stated below are as follows:

Fund	June 30, 2025	June 30, 2024	June 30, 2023	Totals
Focused Fund	$83,122	$174,214	$90,431	$347,767

The Fund has entered into an Investment Company Services Agreement (“Services Agreement”) with M3Sixty Administration, LLC (“M3Sixty”). Under the Services Agreement, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio investments; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s legal compliance; (j) maintaining shareholder account records; and, (k) Chief Compliance Officer services.

For the six month period ended December 31, 2021, the Fund accrued fees pursuant to the Services Agreement as follows:

Fund	Services Agreement Fees Accrued
Focused Fund	$116,626

F/m Investments Funds	SEMI-ANNUAL REPORT

Notes to the Financial Statements

December 31, 2021 (Unaudited)

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

Certain officers and an Interested Trustee of the Trust are also employees or officers of M3Sixty.

The Fund has entered into a Distribution Agreement (the “Distribution Agreement”) with Matrix 360 Distributors, LLC (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor provides distribution services to the Fund. The Distributor serves as underwriter/distributor of the Fund.

The Fund has adopted a Distribution and Services Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act for its Investor Class shares. Under the Plan, the Fund may use 12b-1 fees to compensate broker-dealers (including, without limitation, the Distributor) for sales of the Fund’s shares, or for other expenses associated with distributing the Fund’s shares. The Fund may expend up to 0.25% for Investor Class shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

For the six month period ended December 31, 2021, the Fund accrued 12b-1 expenses attributable to Investor Class shares as follows:

Fund	12b-1 Fees Accrued
Focused Fund	$17,287

6.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation of investments at December 31, 2021 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Focused Fund	$72,065,633	$19,451,714	$(902,730)	$18,584,984

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Fund is attributable primarily to the tax deferral of losses on wash sales.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. As of June 30, 2021, the components of distributable earnings presented on an income tax basis were as follows:

Fund	Deferred Post-October and Late Year Loss	Capital Loss Carryforwards	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation	Total Distributable Earnings
Focused Fund	$—	$—	$5,129,489	$7,780,457	$17,576,944	$30,486,890

Under current law, capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For disclosure purposes, these deferrals are included in “Deferred Post-October and Late Year Loss” above. As of June 30, 2021, the Fund did not elect to defer any post-October and late year losses.

As of June 30, 2021, the Fund had no capital loss carryforwards for federal income tax purposes available to offset future capital gains.

F/m Investments Funds	SEMI-ANNUAL REPORT

Notes to the Financial Statements

December 31, 2021 (Unaudited)

6.	TAX MATTERS (continued)

In accordance with GAAP, the Fund may record reclassifications in the capital accounts, if necessary. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present total distributable earnings and paid-in capital on a tax basis which is considered to be more informative to the shareholder. As of June 30, 2021, there were no such reclassifications.

The tax character of distributions paid by the Fund during six month period ended December 31, 2021 were as follows.

Fund	Long-Term Capital Gains	Ordinary Income
Focused Fund	$10,749,409	$6,873,320

The tax character of distributions paid by the Fund during year ended June 30, 2021 were as follows.

Fund	Long-Term Capital Gains	Ordinary Income
Focused Fund	$3,810,329	$4,050,136

7.	NON-DIVERSIFIED FUND

The Focused Fund is a non-diversified Fund. A Non-diversified fund may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund’s performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of a fund’s voting interest creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2021, the Focused Fund had omnibus shareholder accounts which amounted to more than 25% of the total shares outstanding of the Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of the Fund.

9.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.	SUBSEQUENT EVENTS

Effective after close of business on January 14, 2022, the Fund merged into a new series of F/m Investments Trust pursuant an Agreement and Plan of Reorganization (the “Reorganization”) that was approved at a meeting of the Board held on July 27, 2021. The Reorganization was also approved by shareholders at a Special Meeting of Shareholders held on October 18, 2021 for the purpose of approving the Reorganization and to conduct any other business that may lawfully be presented at such Special Meeting.

Effective with the Reorganization, Ultimus Fund Solutions, LLC became the Administrator and Ultimus Fund Distributors, LLC became the Distributor to the Fund.

Management has evaluated the impact of all subsequent events of the Fund through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

F/m Investments Funds	SEMI-ANNUAL REPORT

Notes to the Financial Statements

December 31, 2021 (Unaudited)

11.	NOVEL CORONAVIRUS PANDEMIC

An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 began in China in December 2019 and continues today. The spread of the coronavirus resulted in travel and border restrictions, quarantines, curfews, and restrictions on large gatherings. Government measures to limit the spread of the virus include enhanced health screenings at ports of entry and elsewhere and prolonged quarantines for many people. Despite these measures, the virus’ spread resulted in a large number of deaths, disrupted global healthcare systems and supply chains. As a result, 2020 and early 2021 caused lower consumer demand for a wide range of products and services and general concern and uncertainty. While governments took unprecedented action to limit disruptions to the financial system, global financial markets experienced significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. Since early 2021, the widespread distribution of vaccines helped stabilize some financial markets and reopen some economies, and significant government stimulus mitigated economic damages to the global economy. But the spread of COVID-19 adversely affected the economies of many nations and the entire global economy, in general. Still, global markets are concerned over the pace of economic recovery globally, the potential for inflation because of the government stimulus, and further disruption due to the emergence of highly contagious COVID-19 variants, such as the “delta”, “omicron” and other variants. At this time, the Fund cannot determine the full extent of the impact of COVID-19 and its variants on the Fund’s performance, which will depend on future developments, including the duration and the continued spread of the outbreak.

F/m Investments Funds	SEMI-ANNUAL REPORT

Additional Information

December 31, 2021 (Unaudited)

1.	PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

2.	PORTFOLIO HOLDINGS

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT will be available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-PORT may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

3.	SHAREHOLDER TAX INFORMATION

The tax character of distributions paid by the Focused Fund during the six month period ended December 31, 2021, were as follows.

Fund	Long-Term Capital Gains	Ordinary Income
Focused Fund	$10,749,409	$6,873,320

Complete information will be computed and reported in conjunction with your 2021 Form 1099-DIV.

Shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2022 to determine the calendar year amounts to be included on their 2021 tax returns. Shareholders should consult their own tax advisors.

4.	SPECIAL MEETING OF SHAREHOLDERS

On October 18, 2020, a Special Meeting of Shareholders of the Fund (the “Meeting”) was held for the purpose of approving an Agreement and Plan of Reorganization under which the Fund will be reorganized into a corresponding newly created series of F/m Funds Trust (the “Trust”). The number of outstanding shares of the Fund and the number of shareholders who voted their proxies is listed below. There were no shareholders present at the Meeting voting on any of the proposals.

Shares Outstanding	Shares Voted	% of Total Shares Voted
4,436,542	2,219,730	50.03%

The Agreement and Plan of Reorganization was approved by shareholders as follows:

For	Number of Shares Against	Abstain	% Voted in Favor
2,219,730	4,395	—	99.80%

IDX FUNDS

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

F/m Investments, LLC

3050 K Street, NW

Suite W-201

Washington, DC 20007

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

3rd Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Strauss Troy Co., LPA

Federal Reserve Building

150 E. 4th Street

4th Floor

Cincinnati, OH 45202-4018

CUSTODIAN BANK

U.S Bank, N.A.

425 Walnut Street
Cincinnati, OH 45202

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable as the Funds are open-end management investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Funds are open-end management investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable as the Funds are open-end management investment companies.

(b)	Not applicable as the Funds are open-end management investment companies.

ITEM 13.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IDX Funds

/s/ Christopher MacLaren
By Christopher MacLaren
Principal Executive Officer
Date: March 10, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Christopher MacLaren
By Christopher MacLaren
Principal Executive Officer
Date: March 10, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Gordon M. Jones
By Gordon M. Jones
Treasurer and Principal Financial Officer
Date: March 10, 2022